Senior secured notes (Details )	12 Months Ended
Sep. 30, 2012
On Or After July 31, 2014 [Member]
Percentage Of Principal Amount Redemption Prices	103.084%
On Or After January 31, 2015 [Member]
Percentage Of Principal Amount Redemption Prices	102.091%
On Or After July 31, 2015 [Member]
Percentage Of Principal Amount Redemption Prices	101.127%
On Or After January 31, 2016 [Member]
Percentage Of Principal Amount Redemption Prices	101.194%
On Or After July 31, 2016 [Member]
Percentage Of Principal Amount Redemption Prices	100.00%